Accounts Receivable (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 40,108,014	$ 38,110,487
Allowance for doubtful accounts	(3,738,506)	(3,699,890)
Accounts receivable, net	$ 36,369,508	$ 34,410,597